LEASES - Right of use assets (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Balance at beginning of year	₺ 432,313	₺ 323,917
Balance at ending of year	438,542	432,313
Cost
Right of use assets
Balance at beginning of year	1,113,762	811,653
Additions	212,526	308,272
Remeasurement	422	(6,163)
Acquisition of subsidiary	623
Balance at ending of year	1,327,333	1,113,762
Accumulated amortization
Right of use assets
Balance at beginning of year	(681,449)	(487,736)
Additions	(207,096)	(193,713)
Remeasurement	(246)
Balance at ending of year	(888,791)	(681,449)
Buildings | Cost
Right of use assets
Balance at beginning of year	554,828	440,005
Additions	130,766	120,986
Remeasurement	422	(6,163)
Acquisition of subsidiary	623
Balance at ending of year	686,639	554,828
Buildings | Accumulated amortization
Right of use assets
Balance at beginning of year	(419,617)	(322,264)
Additions	(84,130)	(97,353)
Remeasurement	(246)
Balance at ending of year	(503,993)	(419,617)
Fixtures and fittings | Cost
Right of use assets
Balance at beginning of year	309,551	190,750
Additions	36,456	118,801
Balance at ending of year	346,007	309,551
Fixtures and fittings | Accumulated amortization
Right of use assets
Balance at beginning of year	(119,904)	(72,142)
Additions	(59,763)	(47,762)
Balance at ending of year	(179,667)	(119,904)
Software and rights | Cost
Right of use assets
Balance at beginning of year	103,526	77,407
Additions		26,119
Balance at ending of year	103,526	103,526
Software and rights | Accumulated amortization
Right of use assets
Balance at beginning of year	(59,960)	(41,721)
Additions	(17,059)	(18,239)
Balance at ending of year	(77,019)	(59,960)
Vehicles | Cost
Right of use assets
Balance at beginning of year	145,857	103,491
Additions	45,304	42,366
Balance at ending of year	191,161	145,857
Vehicles | Accumulated amortization
Right of use assets
Balance at beginning of year	(81,968)	(51,609)
Additions	(46,144)	(30,359)
Balance at ending of year	₺ (128,112)	₺ (81,968)